Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Shares	Value
COMMON STOCKS† - 8.3%
Energy - 2.5%
Hess Corp.[1]	90,000	$5,091,300
Chevron Corp.[1]	45,000	4,821,300
Occidental Petroleum Corp.[1]	120,000	4,766,400
Total Energy		14,679,000
Consumer, Cyclical - 1.6%
Carnival Corp.[1]	120,000	5,223,600
Target Corp.[1]	40,000	4,429,600
Total Consumer, Cyclical		9,653,200
Industrial - 1.1%
United Parcel Service, Inc. — Class B1	60,000	6,211,200
Communications - 0.9%
AT&T, Inc.[1]	140,000	5,266,800
Consumer, Non-cyclical - 0.9%
Humana, Inc.[1]	15,000	5,043,600
Financial - 0.7%
Citigroup, Inc.[1]	55,000	4,092,550
Technology - 0.6%
Western Digital Corp.	50,000	3,275,000
Total Common Stocks
(Cost $51,082,476)		48,221,350
CONVERTIBLE PREFERRED STOCKS† - 15.9%
Industrial - 3.8%
Energizer Holdings, Inc.
7.50% due 01/15/22[1]	97,842	9,729,408
Stanley Black & Decker, Inc.
5.25% due 11/15/22[1]	84,510	8,872,705
5.38% due 05/15/20[1]	5,207	544,392
Fortive Corp.
5.00% due 07/1/21[1]	2,411	2,319,758
Colfax Corp.
5.75% due 01/15/22[1]	5,343	811,869
Total Industrial		22,278,132
Financial - 3.6%
Wells Fargo & Co.
7.50%[1]	6,000	9,304,800
Bank of America Corp.
7.25%	4,000	6,290,800
Crown Castle International Corp.
6.88% due 08/1/20[1]	1,996	2,656,357
QTS Realty Trust, Inc.
6.50%[1]	15,271	2,049,826
Assurant, Inc.
6.50% due 03/15/21	5,387	692,229
Total Financial		20,994,012
Technology - 3.2%
Broadcom, Inc.
8.00% due 09/30/22[1]	14,684	16,866,042
Change Healthcare, Inc.
6.00% due 06/30/22[1]	34,329	1,969,112
Total Technology		18,835,154
Consumer, Non-cyclical - 2.4%
Danaher Corp.
4.75% due 04/15/22[1]	4,310	5,263,113
Bunge Ltd.
4.88%[1]	36,391	3,759,918

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 15.9% (continued)
Consumer, Non-cyclical - 2.4% (continued)
Becton Dickinson and Co.
6.13% due 05/1/20[1]	50,362	$3,301,229
Avantor, Inc.
6.25% due 05/15/22[1]	25,305	1,613,447
Total Consumer, Non-cyclical		13,937,707
Utilities - 1.8%
DTE Energy Co.
6.25% due 11/1/22[1]	38,565	1,977,227
Dominion Energy, Inc.
7.25% due 06/1/22[1]	16,619	1,825,265
Southern Co.
6.75% due 08/1/22[1]	24,892	1,413,617
Sempra Energy
6.75% due 07/15/21[1]	10,450	1,303,167
NextEra Energy, Inc.
4.87% due 09/1/22[1]	23,854	1,303,144
CenterPoint Energy, Inc.
7.00% due 09/1/21[1]	25,266	1,214,284
American Electric Power Company, Inc.
6.13% due 03/15/22[1]	18,997	1,101,826
Total Utilities		10,138,530
Basic Materials - 1.1%
International Flavors & Fragrances, Inc.
6.00% due 09/15/21[1]	131,774	6,418,712
Total Convertible Preferred Stocks
(Cost $82,411,415)		92,602,247
MONEY MARKET FUND† - 6.3%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class 1.48%[2]	36,559,190	36,559,190
Total Money Market Fund
(Cost $36,559,190)		36,559,190

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9%
Consumer, Non-cyclical - 12.9%
HCA, Inc.
7.50% due 02/15/22[1]	3,239,000	3,561,183
5.63% due 09/01/28[1]	2,675,000	3,104,605
7.69% due 06/15/25[1]	1,112,000	1,355,378
Bausch Health Companies, Inc.
5.75% due 08/15/27[1,3]	4,690,000	5,026,507
7.00% due 03/15/24[1,3]	2,587,000	2,687,337
Tenet Healthcare Corp.
5.13% due 11/01/27[1,3]	2,620,000	2,760,825
4.63% due 07/15/24[1]	2,146,000	2,204,124
4.88% due 01/01/26[1,3]	1,983,000	2,058,602
HLF Financing Sarl LLC / Herbalife International, Inc.
7.25% due 08/15/26[1,3]	5,000,000	5,218,750
Encompass Health Corp.
5.75% due 09/15/25[1]	3,782,000	3,944,305
5.75% due 11/01/24[1]	1,170,000	1,186,749
MEDNAX, Inc.
6.25% due 01/15/27[1,3]	4,365,000	4,457,865

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Land O’Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,750,000	$4,218,750
United Rentals North America, Inc.
6.50% due 12/15/26[1]	3,793,000	4,127,163
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	3,830,000	4,062,213
Capitol Investment Merger Sub 2 LLC
10.00% due 08/01/24[1,3]	3,597,000	3,746,869
Magellan Health, Inc.
4.90% due 09/22/24[1]	3,556,000	3,713,051
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1,3]	3,596,000	3,606,896
Centene Corp.
4.75% due 05/15/22[1]	3,430,000	3,496,259
Constellation Brands, Inc.
3.15% due 08/01/29[1]	3,253,000	3,394,536
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,3]	2,569,000	2,666,404
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	1,758,000	1,830,500
Central Garden & Pet Co.
6.13% due 11/15/23[1]	1,419,000	1,465,583
Ortho-Clinical Diagnostics Incorporated / Ortho-Clinical Diagnostics S.A.
7.25% due 02/01/28[1,3]	667,000	680,427
6.63% due 05/15/22[1,3]	515,000	514,353
Service Corporation International
8.00% due 11/15/21	159,000	175,361
Land O’ Lakes, Inc.
6.00% due 11/15/22[1,3]	45,000	47,826
Total Consumer, Non-cyclical		75,312,421
Communications - 11.7%
Sirius XM Radio, Inc.
5.38% due 04/15/25[1,3]	5,000,000	5,167,175
3.88% due 08/01/22[1,3]	2,689,000	2,729,854
5.00% due 08/01/27[1,3]	297,000	312,399
Sprint Corp.
7.88% due 09/15/23[1]	5,463,000	5,815,227
7.25% due 09/15/21[1]	1,731,000	1,818,536
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58% due 07/23/20[1]	3,900,000	3,923,314
4.46% due 07/23/22[1]	1,838,000	1,942,983
Altice Luxembourg S.A.
10.50% due 05/15/27[1,3]	4,329,000	5,013,631
CommScope, Inc.
8.25% due 03/01/27[1,3]	4,014,000	4,131,811
NortonLifeLock, Inc.
5.00% due 04/15/25[1,3]	3,775,000	3,856,102

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Communications - 11.7% (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38% due 08/15/26[1,3]	1,999,000	$1,994,954
6.63% due 08/15/27[1,3]	1,976,000	1,851,216
DISH DBS Corp.
6.75% due 06/01/21[1]	2,015,000	2,116,899
5.13% due 05/01/20[1]	1,716,000	1,723,825
Hughes Satellite Systems Corp.
7.63% due 06/15/21[1]	3,282,000	3,515,416
CenturyLink, Inc.
6.45% due 06/15/21[1]	3,312,000	3,483,396
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22[1]	3,281,000	3,407,199
MDC Partners, Inc.
6.50% due 05/01/24[1,3]	3,285,000	2,981,137
Meredith Corp.
6.88% due 02/01/26[1]	2,601,000	2,684,109
Photo Holdings Merger Sub, Inc.
8.50% due 10/01/26[1,3]	2,808,000	2,630,742
Nokia Oyj
3.38% due 06/12/22[1]	2,361,000	2,402,301
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,3]	2,159,000	2,298,439
T-Mobile USA, Inc.
4.00% due 04/15/22[1]	1,741,000	1,793,218
National CineMedia LLC
5.88% due 04/15/28[1,3]	659,000	690,074
Total Communications		68,283,957
Energy - 10.3%
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	3,431,000	3,285,963
7.75% due 02/01/28[1]	1,648,000	1,663,706
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	3,857,000	4,104,484
6.00% due 02/15/28[1,3]	660,000	676,566
Indigo Natural Resources LLC
6.88% due 02/15/26[1,3]	4,714,000	4,325,213
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
11.00% due 04/15/25[1,3]	3,882,000	4,299,354
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	2,158,000	2,275,287
5.38% due 01/15/25[1,3]	1,703,000	1,756,406
Hess Midstream Operations, LP
5.13% due 06/15/28[1,3]	3,875,000	4,004,735
Parkland Fuel Corp.
5.88% due 07/15/27[1,3]	3,340,000	3,545,577
PDC Energy, Inc.
5.75% due 05/15/26[1]	3,433,000	3,322,372

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Energy - 10.3% (continued)
Murphy Oil Corp.
6.88% due 08/15/24[1]	2,688,000	$2,811,204
Plains All American Pipeline, LP
6.13% [4,5]	3,000,000	2,784,135
Continental Resources, Inc.
5.00% due 09/15/22[1]	2,598,000	2,612,962
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	2,859,000	2,480,182
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
5.50% due 01/15/28[1,3]	2,369,000	2,374,502
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25[1]	2,768,000	2,137,131
5.50% due 08/15/22[1]	125,000	110,274
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00% due 04/01/22[1,3]	1,438,000	1,412,826
7.00% due 11/01/26[1,3]	1,129,000	804,805
SM Energy Co.
6.75% due 09/15/26[1]	2,356,000	2,146,086
Oasis Petroleum, Inc.
6.25% due 05/01/26[1,3]	2,757,000	2,110,897
Laredo Petroleum, Inc.
9.50% due 01/15/25[1]	1,981,000	1,805,186
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	1,565,000	1,611,934
Gulfport Energy Corp.
6.00% due 10/15/24	2,438,000	1,349,921
MEG Energy Corp.
7.13% due 02/01/27[1,3]	333,000	330,606
Total Energy		60,142,314
Consumer, Cyclical - 9.6%
Six Flags Entertainment Corp.
5.50% due 04/15/27[1,3]	3,997,000	4,144,889
4.88% due 07/31/24[1,3]	2,000,000	2,046,670
Staples, Inc.
10.75% due 04/15/27[1,3]	2,595,000	2,642,099
7.50% due 04/15/26[1,3]	1,770,000	1,816,505
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	4,220,000	4,367,700
Scientific Games International, Inc.
7.25% due 11/15/29[1,3]	3,969,000	4,264,095
Enterprise Development Authority
12.00% due 07/15/24[1,3]	3,432,000	3,945,376
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	3,636,000	3,864,704

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Consumer, Cyclical - 9.6% (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	3,546,000	$3,698,177
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	3,011,000	3,106,900
5.50% due 04/01/27[1,3]	428,000	452,332
Truck Hero, Inc.
8.50% due 04/21/24[1,3]	3,174,000	3,298,310
Carlson Travel, Inc.
9.50% due 12/15/24[3]	2,600,000	2,607,579
TRI Pointe Group, Inc.
4.88% due 07/01/21[1]	2,484,000	2,565,724
Goodyear Tire & Rubber Co.
8.75% due 08/15/20[1]	2,130,000	2,205,375
Michaels Stores, Inc.
8.00% due 07/15/27[1,3]	2,397,000	2,146,753
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,063,330
Scotts Miracle-Gro Co.
5.25% due 12/15/26[1]	1,716,000	1,832,426
Delphi Technologies plc
5.00% due 10/01/25[1,3]	1,421,000	1,577,310
Wynn Macau Ltd.
5.50% due 10/01/27[3]	1,383,000	1,410,629
QVC, Inc.
4.75% due 02/15/27	997,000	1,007,648
William Carter Co.
5.63% due 03/15/27[1,3]	703,000	750,226
Total Consumer, Cyclical		55,814,757
Basic Materials - 7.1%
Alcoa Nederland Holding BV
6.75% due 09/30/24[1,3]	4,000,000	4,210,360
6.13% due 05/15/28[1,3]	3,495,000	3,689,322
Commercial Metals Co.
5.75% due 04/15/26[1]	3,019,000	3,184,660
4.88% due 05/15/23[1]	3,000,000	3,151,245
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,3]	2,756,000	2,838,432
5.13% due 03/15/23[1,3]	2,000,000	2,099,980
First Quantum Minerals Ltd.
6.88% due 03/01/26[3]	3,924,000	3,793,919
7.50% due 04/01/25[3]	800,000	789,668
New Gold, Inc.
6.38% due 05/15/25[1,3]	3,850,000	3,630,223
Valvoline, Inc.
5.50% due 07/15/24[1]	2,406,000	2,500,231
4.38% due 08/15/25[1]	1,000,000	1,027,915
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	2,563,000	2,640,531
Freeport-McMoRan, Inc.
3.55% due 03/01/22[1]	2,293,000	2,322,878
TPC Group, Inc.
10.50% due 08/01/24[1,3]	2,016,000	2,085,723
Tronox Finance plc
5.75% due 10/01/25[1,3]	1,983,000	1,963,993

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Basic Materials - 7.1% (continued)
Compass Minerals International, Inc.
6.75% due 12/01/27[1,3]	1,312,000	$1,407,619
Total Basic Materials		41,336,699
Financial - 6.4%
Credit Acceptance Corp.
6.63% due 03/15/26[1,3]	3,952,000	4,267,656
7.38% due 03/15/23[1]	655,000	669,738
GMAC, Inc.
8.00% due 11/01/31	3,306,000	4,651,046
Navient Corp.
6.63% due 07/26/21[1]	3,397,000	3,587,572
8.00% due 03/25/20[1]	1,000,000	1,008,715
SBA Communications Corp.
4.00% due 10/01/22[1]	3,697,000	3,770,914
Springleaf Finance Corp.
7.75% due 10/01/21[1]	3,347,000	3,608,367
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,3]	3,168,000	3,381,808
CIT Group, Inc.
5.00% due 08/15/22[1]	2,920,000	3,109,779
Ardonagh Midco 3 plc
8.63% due 07/15/23[1,3]	2,836,000	2,919,478
AG Merger Sub II, Inc.
10.75% due 08/01/27[1,3]	2,510,000	2,667,747
CoreCivic, Inc.
4.63% due 05/01/23[1]	2,665,000	2,658,338
AG Issuer LLC
6.25% due 03/01/28	690,000	690,000
Total Financial		36,991,158
Technology - 3.9%
Amkor Technology, Inc.
6.63% due 09/15/27[1,3]	6,249,000	6,799,537
Seagate HDD Cayman
4.25% due 03/01/22[1]	4,058,000	4,204,459
Western Digital Corp.
4.75% due 02/15/26[1]	3,906,000	4,176,979
Infor US, Inc.
6.50% due 05/15/22[1]	4,000,000	4,037,120
Dell, Inc.
4.63% due 04/01/21[1]	3,675,000	3,763,751
Total Technology		22,981,846
Industrial - 3.7%
MasTec, Inc.
4.88% due 03/15/23[1]	4,715,000	4,775,894
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	5,058,000	4,019,845
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	3,779,000	3,908,110
Trident TPI Holdings, Inc.
9.25% due 08/01/24[1,3]	3,598,000	3,662,458
Energizer Holdings, Inc.
6.38% due 07/15/26[1,3]	3,000,000	3,200,700

	Face
	Amount~	Value
CORPORATE BONDS†† - 65.9% (continued)
Industrial - 3.7% (continued)
Mueller Water Products, Inc.
5.50% due 06/15/26[1,3]	1,899,000	$1,994,610
Total Industrial		21,561,617
Utilities - 0.3%
Talen Energy Supply LLC
10.50% due 01/15/26[1,3]	1,700,000	1,511,814
Total Corporate Bonds
(Cost $376,238,774)		383,936,583
CONVERTIBLE BONDS†† - 65.5%
Technology - 17.6%
Microchip Technology, Inc.
1.63% due 02/15/27[1]	7,804,000	10,517,092
Splunk, Inc.
0.50% due 09/15/23[1]	5,744,000	7,029,421
Nuance Communications, Inc.
1.00% due 12/15/35[1]	5,000,000	5,192,983
1.25% due 04/01/25[1]	1,171,000	1,355,218
Akamai Technologies, Inc.
0.13% due 05/01/25[1]	4,059,000	4,697,801
0.38% due 09/01/27[1,3]	1,321,000	1,355,894
STMicroelectronics N.V.
0.25% due 07/03/24	2,600,000	3,817,892
due 07/03/22[1,6]	600,000	836,364
Synaptics, Inc.
0.50% due 06/15/22[1]	4,000,000	4,494,331
ON Semiconductor Corp.
1.63% due 10/15/23[1]	3,315,000	4,433,324
Workiva, Inc.
1.13% due 08/15/26[3]	4,721,000	4,420,379
Rapid7, Inc.
1.25% due 08/01/23[1]	2,777,000	4,306,086
Workday, Inc.
0.25% due 10/01/22[1]	3,021,000	4,157,161
Talend S.A.
1.75% due 09/01/24[3]	EUR 3,180,000	3,482,886
Pure Storage, Inc.
0.13% due 04/15/23[1]	3,328,000	3,358,133
Alteryx, Inc.
1.00% due 08/01/26[1,3]	2,665,000	2,874,611
Lumentum Holdings, Inc.
0.50% due 12/15/26[1,3]	1,799,000	1,907,187
0.25% due 03/15/24	454,000	643,474
Everbridge, Inc.
0.13% due 12/15/24[1,3]	2,167,000	2,314,539
CyberArk Software Ltd.
due 11/15/24[1,3,6]	1,901,000	2,132,759
Coupa Software, Inc.
0.13% due 06/15/25[1,3]	1,673,000	2,105,889
New Relic, Inc.
0.50% due 05/01/23[1]	2,080,000	2,039,891
MongoDB, Inc.
0.25% due 01/15/26[1,3]	1,794,000	1,942,996
Zynga, Inc.
0.25% due 06/01/24[1,3]	1,848,000	1,894,501
Tabula Rasa HealthCare, Inc.
1.75% due 02/15/26[1,3]	1,564,000	1,736,029
Lenovo Group Ltd.
3.38% due 01/24/24[1]	1,550,000	1,668,750

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Technology - 17.6% (continued)
Envestnet, Inc.
1.75% due 06/01/23[1]	1,288,000	$1,663,269
DocuSign, Inc.
0.50% due 09/15/23[1]	1,250,000	1,611,628
LivePerson, Inc.
0.75% due 03/01/24[1,3]	1,216,000	1,552,179
Insight Enterprises, Inc.
0.75% due 02/15/25[1,3]	1,337,000	1,521,019
ServiceNow, Inc.
due 06/01/22[1,6]	512,000	1,282,240
Silicon Laboratories, Inc.
1.38% due 03/01/22[1]	1,061,000	1,279,831
CSG Systems International, Inc.
4.25% due 03/15/36[1]	999,000	1,133,542
Five9, Inc.
0.13% due 05/01/23[1]	585,000	1,064,998
Atos SE
due 11/06/24[1,6]	EUR 800,000	1,055,077
Twilio, Inc.
0.25% due 06/01/23[1]	550,000	1,008,906
Altair Engineering, Inc.
0.25% due 06/01/24[1]	953,000	999,506
Innolux Corp.
due 01/22/25[1,6]	1,000,000	997,080
Teradyne, Inc.
1.25% due 12/15/23[1]	414,000	883,358
Pluralsight, Inc.
0.38% due 03/01/24[1,3]	908,000	820,206
Verint Systems, Inc.
1.50% due 06/01/21[1]	682,000	748,688
Semiconductor Manufacturing International Corp.
due 07/07/22[1,6]	250,000	383,080
Total Technology		102,720,198
Consumer, Non-cyclical - 14.0%
Exact Sciences Corp.
0.38% due 03/15/27[1]	8,627,000	9,748,510
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	7,031,000	6,775,137
Jazz Investments I Ltd.
1.50% due 08/15/24[1]	6,046,000	6,045,762
Square, Inc.
0.50% due 05/15/23[1]	3,933,000	4,762,259
Heska Corp.
3.75% due 09/15/26[3]	2,854,000	3,972,073
Intercept Pharmaceuticals, Inc.
2.00% due 05/15/26[1]	2,500,000	2,783,174
3.25% due 07/01/23[1]	1,048,000	1,006,242
Ionis Pharmaceuticals, Inc.
0.13% due 12/15/24[1,3]	3,605,000	3,617,018
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	3,307,000	3,539,512
Illumina, Inc.
0.50% due 06/15/21[1]	2,341,000	2,923,324
due 08/15/23[1,6]	563,000	593,965
Insulet Corp.
0.38% due 09/01/26[1,3]	2,711,000	3,052,917

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Consumer, Non-cyclical - 14.0% (continued)
Chegg, Inc.
0.13% due 03/15/25[1,3]	2,670,000	$2,857,431
DexCom, Inc.
0.75% due 12/01/23[1]	1,537,000	2,442,869
Euronet Worldwide, Inc.
0.75% due 03/15/49[1,3]	2,020,000	2,416,618
NuVasive, Inc.
2.25% due 03/15/21[1]	1,735,000	2,286,474
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	1,557,000	1,991,014
Luckin Coffee, Inc.
0.75% due 01/15/25[1,3]	1,962,000	1,717,225
QIAGEN N.V.
0.50% due 09/13/23[1]	1,600,000	1,707,728
Orpea
0.38% due 05/17/27[1]	EUR 9,164*	1,677,778
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	775,000	1,388,800
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1]	1,169,000	1,185,132
Teladoc Health, Inc.
1.38% due 05/15/25[1]	534,000	1,084,774
WuXi AppTec Company Ltd.
due 09/17/24[1,6]	900,000	1,052,424
Insmed, Inc.
1.75% due 01/15/25[1]	1,059,000	1,002,186
Neurocrine Biosciences, Inc.
2.25% due 05/15/24	675,000	979,601
Ocado Group plc
0.88% due 12/09/25[1]	GBP 700,000	938,030
Yaoko Company Ltd.
due 06/20/24[6]	JPY 90,000,000	892,651
Anthem, Inc.
2.75% due 10/15/42[1]	240,000	886,800
Almirall S.A.
0.25% due 12/14/21[1]	EUR 800,000	884,331
CONMED Corp.
2.63% due 02/01/24[1,3]	680,000	875,500
GN Store Nord A/S
due 05/21/24[1,6]	EUR 700,000	810,610
Biocartis N.V.
4.00% due 05/09/24	EUR 900,000	775,273
Carrefour S.A.
due 03/27/24[1,6]	800,000	775,024
GMO Payment Gateway, Inc.
due 06/19/23[6]	JPY 70,000,000	770,642
J Sainsbury plc
2.88% due 12/29/49[5]	GBP 500,000	679,438
China Conch Venture
due 09/05/23[6]	HKD 3,000,000	431,870
Top Glove Labuan Ltd.
2.00% due 03/01/24	275,000	300,815
Total Consumer, Non-cyclical		81,630,931
Communications - 13.8%
Liberty Media Corp.
1.38% due 10/15/23	4,138,000	5,586,801
2.25% due 12/01/48[1,3]	4,049,000	4,645,023

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Communications - 13.8% (continued)
JOYY, Inc.
1.38% due 06/15/26[1,3]	4,000,000	$3,812,000
0.75% due 06/15/25[1,3]	3,249,000	3,090,611
Palo Alto Networks, Inc.
0.75% due 07/01/23[1]	5,983,000	6,662,215
DISH Network Corp.
3.38% due 08/15/26[1]	4,946,000	4,813,318
Twitter, Inc.
0.25% due 06/15/24[1]	4,294,000	4,227,929
IAC Financeco 2, Inc.
0.88% due 06/15/26[1,3]	3,802,000	4,201,606
Proofpoint, Inc.
0.25% due 08/15/24[1,3]	3,793,000	4,059,632
Etsy, Inc.
0.13% due 10/01/26[1,3]	2,454,000	2,304,691
due 03/01/23[1,6]	1,164,000	1,742,964
Booking Holdings, Inc.
0.90% due 09/15/21[1]	2,187,000	2,412,474
0.35% due 06/15/20[1]	944,000	1,314,703
Zillow Group, Inc.
0.75% due 09/01/24[1,3]	2,692,000	3,324,620
Viavi Solutions, Inc.
1.00% due 03/01/24[1]	2,625,000	3,261,581
Snap, Inc.
0.75% due 08/01/26[1,3]	2,759,000	3,077,856
Q2 Holdings, Inc.
0.75% due 06/01/26[1,3]	2,468,000	2,972,310
Okta, Inc.
0.13% due 09/01/25[1,3]	2,609,000	2,647,483
Trip.com Group Ltd.
1.99% due 07/01/25[1]	2,436,000	2,522,509
Wayfair, Inc.
1.00% due 08/15/26[1,3]	2,146,000	1,962,580
1.13% due 11/01/24[1]	205,000	218,205
GCI Liberty, Inc.
1.75% due 09/30/46[1,3]	1,434,000	2,082,497
iQIYI, Inc.
2.00% due 04/01/25[1,3]	1,984,000	2,020,704
Pinduoduo, Inc.
due 10/01/24[1,3,6]	1,345,000	1,485,956
8x8, Inc.
0.50% due 02/01/24[1,3]	1,366,000	1,383,695
FireEye, Inc.
0.88% due 06/01/24[1]	1,191,000	1,191,241
Liberty Latin America Ltd.
2.00% due 07/15/24[3]	1,170,000	1,165,166
Zendesk, Inc.
0.25% due 03/15/23	764,000	1,138,691
InterDigital, Inc.
2.00% due 06/01/24[1,3]	1,063,000	1,067,186
Total Communications		80,396,247
Industrial - 5.6%
KBR, Inc.
2.50% due 11/01/23[1,3]	3,464,000	4,244,567
Scorpio Tankers, Inc.
3.00% due 05/15/22[1]	2,695,000	2,714,878
Sika A.G.
0.15% due 06/05/25	CHF 1,980,000	2,344,056

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Industrial - 5.6% (continued)
Cellnex Telecom S.A.
1.50% due 01/16/26[1]	EUR 1,400,000	$2,306,245
China Railway Construction Corporation Ltd.
due 01/29/21[1,6]	2,000,000	2,042,541
Airbus SE
due 06/14/21[1,6]	EUR 1,700,000	1,961,936
Asia Cement Corp.
due 09/21/23[6]	1,627,000	1,955,962
Safran S.A.
due 06/21/23[1,6]	EUR 9,700	1,793,964
OSI Systems, Inc.
1.25% due 09/01/22[1]	1,545,000	1,591,472
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	1,225,000	1,551,922
Vinci S.A.
0.38% due 02/16/22[1]	1,200,000	1,478,022
Akka Technolgoies
3.50% due 01/01/25	EUR 1,200,000	1,449,260
Taiwan Cement Corp.
due 12/10/23[6]	1,100,000	1,381,481
MINEBEA MITSUMI, Inc.
due 08/03/22[6]	JPY 120,000,000	1,355,004
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1]	1,119,000	1,114,077
Nichicon Corp.
due 12/23/24[6]	JPY 100,000,000	927,250
Fortive Corp.
0.88% due 02/15/22[1,3]	841,000	848,585
Air Transport Services Group, Inc.
1.13% due 10/15/24[1]	818,000	780,500
Mesa Laboratories, Inc.
1.38% due 08/15/25	622,000	705,924
Total Industrial		32,547,646
Consumer, Cyclical - 5.2%
Tesla, Inc.
2.00% due 05/15/24[1]	2,175,000	4,793,403
1.25% due 03/01/21[1]	909,000	1,672,998
Huazhu Group Ltd.
0.38% due 11/01/22[1]	5,025,000	5,313,938
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1]	2,542,000	2,664,149
Zhongsheng Group Holdings Ltd.
due 05/23/23[6]	HKD 17,000,000	2,545,811
Harvest International Co.
due 11/21/22[6]	HKD 16,000,000	2,142,461
Sony Corp.
due 09/30/22[6]	JPY 139,000,000	1,987,565
Cie Generale des Etablissements Michelin SCA
due 01/10/22[1,6]	1,800,000	1,834,380
ANLLIAN Capital Ltd.
due 02/05/25[6]	EUR 1,500,000	1,642,220
Guess?, Inc.
2.00% due 04/15/24[1,3]	1,154,000	1,248,677

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Consumer, Cyclical - 5.2% (continued)
Adidas AG
0.05% due 09/12/23[1]	EUR 800,000	$1,073,935
Live Nation Entertainment, Inc.
2.00% due 02/15/25[3]	975,000	989,137
Meritor, Inc.
3.25% due 10/15/37[1]	905,000	940,634
Suzuki Motor Corp.
due 03/31/23[6]	JPY 70,000,000	813,773
Kering S.A.
due 09/30/22[1,6]	EUR 400,000	482,916
Total Consumer, Cyclical		30,145,997
Financial - 4.3%
AXA S.A.
7.25% due 05/15/21[1,3]	3,931,000	4,412,547
SBI Holdings, Inc.
due 09/13/23[6]	JPY 300,000,000	2,976,222
Poseidon Finance 1 Ltd.
due 02/01/25[1,6]	2,424,000	2,447,417
BofA Finance LLC
0.25% due 05/01/23[1]	2,139,000	2,268,475
Deutsche Wohnen SE
0.33% due 07/26/24[1]	EUR 1,800,000	2,128,350
PRA Group, Inc.
3.50% due 06/01/23[1]	1,960,000	2,017,651
Colony Capital, Inc.
3.88% due 01/15/21[1]	1,909,000	1,913,772
IMMOFINANZ AG
1.50% due 01/24/24[1]	EUR 1,300,000	1,796,587
Blackstone Mortgage Trust, Inc.
4.75% due 03/15/23[1]	1,263,000	1,363,756
Eliott Capital Sarl
due 12/30/22[1,6]	EUR 800,000	909,810
PHP Finance Jersey NO 2 Ltd.
2.88% due 07/15/25	GBP 585,000	888,030
IH Merger Sub LLC
3.50% due 01/15/22[1]	625,000	878,035
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	789,367
Aurelius SE
1.00% due 12/01/20[1]	EUR 500,000	530,828
Total Financial		25,320,847
Basic Materials - 2.5%
Toray Industries, Inc.
due 08/31/21[1,6]	JPY 370,000,000	3,669,514
Brenntag Finance BV
1.88% due 12/02/22	3,500,000	3,505,320
SSR Mining, Inc.
2.50% due 04/01/39	2,500,000	3,193,415
Mitsubishi Chemical Holdings Corp.
due 03/29/24[1,6]	JPY 130,000,000	1,218,833
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,300,000	991,550
Cleveland-Cliffs, Inc.
1.50% due 01/15/25[1]	855,000	914,638

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 65.5% (continued)
Basic Materials - 2.5% (continued)
Pretium Resources, Inc.
2.25% due 03/15/22	742,000	$773,164
Total Basic Materials		14,266,434
Energy - 1.4%
TOTAL S.A.
0.50% due 12/02/22[1]	1,800,000	1,831,896
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 1,000,000	1,524,512
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	1,380,000	1,371,402
Transocean, Inc.
0.50% due 01/30/23[1]	1,243,000	1,049,742
RAG-Stiftung
due 02/18/21[1,6]	EUR 800,000	893,369
due 10/02/24[1,6]	EUR 700,000	786,104
Helix Energy Solutions Group, Inc.
4.13% due 09/15/23	632,000	754,318
Total Energy		8,211,343
Utilities - 1.1%
CenterPoint Energy, Inc.
4.52% due 09/15/29	40,717*	2,465,821
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,6]	1,975,000	2,034,523
NRG Energy, Inc.
2.75% due 06/01/48[1]	1,788,000	1,968,152
Total Utilities		6,468,496
Total Convertible Bonds
(Cost $347,762,381)		381,708,139
SENIOR FLOATING RATE INTERESTS††,4 - 2.0%
Consumer, Cyclical - 1.3%
PetSmart, Inc.
5.67% (3 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 03/11/22	3,868,020	3,864,655
Intrawest Resorts Holdings, Inc.
4.55% (3 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 07/31/34	3,647,480	3,669,511
Total Consumer, Cyclical		7,534,166
Communications - 0.5%
Sprint Communications, Inc.
4.16% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 02/03/24	2,917,500	2,860,973
Consumer, Non-cyclical - 0.2%
Refinitiv US Holdings, Inc.
4.90% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 10/01/25	990,000	1,000,519
Total Senior Floating Rate Interests
(Cost $11,437,954)		11,395,658
Total Investments - 163.9%
(Cost $905,492,190)		$954,423,167
Other Assets & Liabilities, net - (63.9)%		(372,067,302)
Total Net Assets - 100.0%		$582,355,865

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	24,716,718	EUR	03/13/20	$27,565,504	$27,462,327	$103,177
Bank of New York Mellon	1,518,662.550	JPY	03/13/20	14,054,635	14,043,615	11,020
Bank of New York Mellon	1,323,528	CAD	03/13/20	1,000,468	1,000,703	(235)
Bank of New York Mellon	3,283,807	GBP	03/13/20	4,332,175	4,333,637	(1,462)
Bank of New York Mellon	211,000	EUR	03/13/20	232,761	234,438	(1,677)
Bank of New York Mellon	129,050,150	JPY	03/13/20	1,185,013	1,193,373	(8,360)
Bank of New York Mellon	39,415,000	HKD	03/13/20	5,043,842	5,072,587	(28,745)
Bank of New York Mellon	2,258,912	CHF	03/13/20	2,308,860	2,349,077	(40,217)
						$33,501

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	815,477	EUR	03/13/20	$901,136	$906,063	4,927
Bank of New York Mellon	48,720,000	JPY	03/13/20	446,058	450,531	4,473
Bank of New York Mellon	724,150	EUR	03/13/20	808,313	804,591	(3,722)
Bank of New York Mellon	226,922	GBP	03/13/20	303,377	299,469	(3,908)
						$1,770

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Represents shares.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]
All or a portion of these securities have been physically segregated in connection with the margin loan and reverse repurchase agreements. As of January 31, 2020, the total value of securities segregated was $778,885,458.

[2]	Rate indicated is the 7-day yield as of January 31, 2020.
[3]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $315,989,954 (cost $301,726,126), or 54.3% of total net assets.

[4]
Variable rate security.  Rate indicated is the rate effective at January 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Zero coupon rate security.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at January 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,221,350	$—	$—	$48,221,350
Convertible Preferred Stocks	92,602,247	—	—	92,602,247
Money Market Fund	36,559,190	—	—	36,559,190
Corporate Bonds	—	383,936,583	—	383,936,583
Convertible Bonds	—	381,708,139	—	381,708,139
Senior Floating Rate Interests	—	11,395,658	—	11,395,658
Forward Foreign Currency Exchange Contracts*	—	123,597	—	123,597
Total Assets	$177,382,787	$777,163,977	$—	$954,546,764

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$88,326	$—	$88,326

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $177,016,200 are categorized as Level 2 within the disclosure hierarchy.

The Fund did not hold any Level 3 securities during the period ended January 31, 2020.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

Note 1 – Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (the “Fund”), was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

Debt securities are valued based on prices provided by pricing services or, if not available or if Advent Capital Management, LLC (“Advent”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Short-term securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasuries, and other information analysis.

Note 2 - Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income – the use of any instrument that distributes cash flows typically based upon some rate of interest.

Forward Foreign Currency Exchange Contracts
 A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2020

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2020, the cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$907,231,372	$59,593,086	$(12,366,020)	$47,227,066

OTHER INFORMATION (Unaudited)	January 31, 2020

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.